Leases - Components of lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease expense	$ 443
Finance lease expense:
Amortization of ROU assets	16
Interest on lease liabilities	4
Total finance lease expense	20
Total lease expense	$ 463	$ 385